Revenue from Contracts with Customers - Summary of Contract balances, including contract costs (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 358.0	$ 447.5	$ 370.6
Contract costs (Other assets)	9.1	7.6	6.5
Contract liabilities	1,243.6	1,126.6	1,244.8
Customer advances	1,057.4	938.1	911.3
Deferred revenue	186.2	188.5	333.5
Financial guarantee	152.1	156.8	210.8	$ 293.1
Financial guarantee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial guarantee	$ 11.6	$ 17.1	$ 22.7	$ 40.1